Share-based payments	6 Months Ended
Jun. 30, 2024
Share-based payments
Share-based payments

12Share-based payments

The Group has established two employee option plans. The EMI Scheme was closed to employees during 2021, and the 2021 Incentive Plan was implemented in 2022. For more information about the option plans, please refer to the Group’s annual financial statements for the year ended December 31, 2023. The total expense recognised by the company during the year in respect of these plans is shown below:

	June 30, 2024	June 30, 2023
	£’000	£’000
EMI Scheme	260	487
2021 Incentive plan	4,351	6,513
Non-Executive Director awards	174	56
Total Expense Recognised	4,785	7,056

The summary of options granted under the plans were as follows:

EMI Scheme

	June 30, 2024		December 31, 2023
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	11,702,317	0.25	21,011,084	0.19
Granted during the period	—	—	—	—
Grant arising due to scheme modification	—	—	—	—
Exercised during the period	—	—	(7,686,919)	0.10
Forfeited during the period	(1,626,460)	0.12	(1,621,848)	0.24
Outstanding, end of period	10,075,857	0.27	11,702,317	0.25

The number of options which were exercisable at June 30, 2024 was 5,893,292 (December 31, 2023: 4,956,810) with exercise prices ranging from £0.03 to £1.14. The expected average remaining vesting period has been determined as 1.33 years (December 31, 2023: 1.78 years).

2021 Incentive Plan

	June 30, 2024		December 31, 2023
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	9,985,971	0.12	4,355,669	1.44
Granted during the period	1,114,835	—	7,370,598	0.06
Exercised during the period	(217,121)	—	(1,024,523)	—
Forfeited during the period	(134,817)	0.36	(715,773)	0.77
Outstanding, end of period	10,748,868	0.11	9,985,971	0.12

12Share-based payments (continued)

The number of options which were exercisable at June 30, 2024 was 2,813,088 (December 31, 2023: 1,730,062) with exercise prices ranging from £nil to £6.40. Options exercised during the period related solely to nil-cost options. The number of options outstanding as at the end of the period consists of 9,633,610 nil cost options, 1,096,741 Company Share Option Plan (CSOP) options and 18,518 cost share options. The expected average remaining vesting period has been determined as 2.63 years (December 31, 2023: 3.30 years).

The fair value of all options granted during the period has been determined with reference to the share price at grant date.